Restricted Investments - Maturities of Held-to-Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Contractual maturities of our held-to-maturity restricted investments
Amortized Cost, Due in one year or less	$ 106	$ 100
Amortized Cost, Due one year through five years	1	9
Amortized Cost, Total	107	109
Estimated Fair Value, Due in one year or less	106	100
Estimated Fair Value, Due one year through five years	1	9
Estimated Fair Value, Total	$ 107	$ 109